Revenue and segmented information - Revenue based on geographic location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Geographical areas disclosures
Revenues	$ 1,631.2	$ 1,557.5
United States
Geographical areas disclosures
Revenues	743.8	447.2
Canada
Geographical areas disclosures
Revenues	329.9	424.4
Asia
Geographical areas disclosures
Revenues	295.3	311.9
Europe
Geographical areas disclosures
Revenues	207.1	284.5
Australia
Geographical areas disclosures
Revenues	29.6	29.7
South America
Geographical areas disclosures
Revenues	16.7	58.1
Other
Geographical areas disclosures
Revenues	$ 8.8	$ 1.7